INCOME TAXES (Tables)	12 Months Ended
Apr. 30, 2017
Income Tax Disclosure [Abstract]
Reconciliation Of The Income Tax Provision
	2017 $	2016 $

Statutory tax rate	26.00%	26.00%

Loss before income taxes	(5,259,749)	(4,601,846)

Expected income tax recovery	(1,368,000)	(1,196,000)
Increase (decrease) in income tax recovery resulting from:
Derivative liability	179,000	(265,000)
Other permanent differences	181,000	126,000
Share issue costs	(52,000)	(106,000)
Foreign income taxed at foreign rate	(157,000)	(277,000)
Impact of under-provision in previous year	(140,000)	-
Expiry of loss carry forward	58,000	-
Increase in valuation allowance	1,299,000	1,718,000

Income tax recovery	-	-

Deferred Income Tax Assets And Liabilities
	2017 $	2016 $

Deferred income tax assets / (liabilities)
Operating losses carried forward	8,602,000	7,455,000
Resource property	1,441,000	1,284,000
Share issuance costs	134,000	140,000
Other	22,000	21,000
Valuation allowance	(10,199,000)	(8,900,000)

Net deferred income tax asset	-	-